Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: November 9, 2022

Payment Date	11/15/2022
Collection Period Start	10/1/2022
Collection Period End	10/31/2022
Interest Period Start	10/17/2022
Interest Period End	11/14/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$147,221,592.65	$17,137,842.50	$130,083,750.15	0.294974	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$310,705,592.65	$17,137,842.50	$293,567,750.15

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$314,096,803.24	$296,958,960.74	0.218918
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$314,096,803.24	$296,958,960.74
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$147,221,592.65	1.60000%	30/360	$196,295.46
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$310,705,592.65			$430,908.35

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$314,096,803.24	$296,958,960.74
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$314,096,803.24	$296,958,960.74
Number of Receivable Outstanding	32,582	31,857
Weight Average Contract Rate	4.60%	4.61%
Weighted Average Remaining Term (months)	30	29

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,187,989.26
Principal Collections	$17,040,231.44
Liquidation Proceeds	$68,679.05
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$18,296,899.75
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$18,296,899.75

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$261,747.34	$261,747.34	$—	$—	$18,035,152.41
Interest - Class A-1 Notes	$—	$—	$—	$—	$18,035,152.41
Interest - Class A-2 Notes	$—	$—	$—	$—	$18,035,152.41
Interest - Class A-3 Notes	$196,295.46	$196,295.46	$—	$—	$17,838,856.95
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$17,672,067.20
First Allocation of Principal	$—	$—	$—	$—	$17,672,067.20
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$17,651,832.74
Second Allocation of Principal	$—	$—	$—	$—	$17,651,832.74
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$17,629,450.49
Third Allocation of Principal	$182,631.91	$182,631.91	$—	$—	$17,446,818.58
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,421,612.15
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,857,612.15
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,857,612.15
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$466,401.56
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$466,401.56
Remaining Funds to Certificates	$466,401.56	$466,401.56	$—	$—	$—
Total	$18,296,899.75	$18,296,899.75	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$314,096,803.24	$296,958,960.74
Note Balance	$310,705,592.65	$293,567,750.15
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	9	$97,611.06
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	69	$68,679.05
Monthly Net Losses (Liquidation Proceeds)			$28,932.01
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			(0.07)%
Preceding Collection Period			0.16%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			0.06%
Cumulative Net Losses for All Periods			$1,450,639.22
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.36%	80	$1,057,540.29
60-89 Days Delinquent	0.10%	22	$286,267.66
90-119 Days Delinquent	0.03%	7	$98,617.88
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.49%	109	$1,442,425.83

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$25,718.68
Total Repossessed Inventory		5	$54,039.07

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		29	$384,885.54
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.13%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.14	0.05%	13	0.04%